SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Aug. 19, 2025	Jul. 01, 2025	Jun. 30, 2025
$15 million Stock Repurchase Program
Subsequent Event [Line Items]
Share repurchase program, authorized amount					$ 15.0
Subsequent event
Subsequent Event [Line Items]
Dividends payable (in USD per share)			$ 0.75
Subsequent event | Flex Resolute $175 Million Sale Leaseback
Subsequent Event [Line Items]
Gross price	$ 175.0
Sale leaseback, term	10 years
Age-adjusted repayment profile	21 years
Sale and leaseback agreement, lease period	7 years
Line of credit | $320 Million Sale and Leaseback
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					320.0
Line of credit | Flex Resolute $150 Million Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 150.0
$180 Million Facility, Flex Constellation | Line of credit | Subsequent event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity				$ 180.0
Term		15 years 6 months
Repayment term		25 years
Basis spread on variable rate (percent)		1.65%
$180 Million Facility, Flex Constellation | Line of credit | Subsequent event | Tranche one
Subsequent Event [Line Items]
Repayment term		7 years 6 months
$180 Million Facility, Flex Constellation | Line of credit | Subsequent event | Tranche two
Subsequent Event [Line Items]
Repayment term		22 years